DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 24, 2023 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents	¥ 82,863	$ 11,402	¥ 220,689
Amounts due from related parties	¥ 37,301	$ 5,133	¥ 44
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Prepaid expenses and other current assets	¥ 83,646	$ 11,510	¥ 57,385
Current assets of discontinued operation			275,603
Total current assets	229,491	31,579	560,596
Property and equipment, net	64,234	8,839	66,064
Right-of-use assets	244,798	33,685	237,059
Other non-current assets	30,924	4,255	28,753
Total assets	673,968	92,740	1,018,243
Accounts payable	3,142	432	4,988
Deferred revenue-current	1,211,254	166,674	1,210,536
Operating lease liabilities-current	92,373	12,711	111,840
Income taxes payable	6,316	869	6,105
Accrued expenses and other current liabilities	514,229	70,760	¥ 517,096
Amounts due to related parties	¥ 38,203	$ 5,257
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Current liabilities of discontinued operation			¥ 560,791
Total current liabilities	¥ 1,876,517	$ 258,217	2,411,356
Operating lease liabilities-non current	129,005	17,752	107,804
Total liabilities	2,005,796	$ 276,006	2,519,593
IT Professional Education | Divestiture
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Current assets of discontinued operation			275,603
Current liabilities of discontinued operation			560,791
IT Professional Education | Divestiture | Tarena Technologies Inc. | Related Party
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Disposal group consideration				¥ 1
IT Professional Education | Divestiture | Tarena Hangzhou | Related Party
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Disposal group consideration				¥ 1
VIE and VIE Subsidiaries Consolidated
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents	5,852		2,520
Amounts due from TCTM and its wholly-owned subsidiaries	93,183		104,642
Amounts due from related parties	41,198
Prepaid expenses and other current assets	33,356		62,550
Current assets of discontinued operation			36,779
Total current assets	173,589		206,491
Property and equipment, net	3,045		2,052
Long term investments			34,852
Right-of-use assets	7,044		9,209
Other non-current assets	517		258
Total assets	184,195		252,862
Accounts payable	1,218		2,713
Deferred revenue-current	117,368		114,975
Operating lease liabilities-current	2,534		4,440
Income taxes payable			79
Accrued expenses and other current liabilities	40,500		30,762
Amounts due to TCTM and its wholly-owned subsidiaries	5,673		23,676
Amounts due to related parties	25,520
Current liabilities of discontinued operation			100,392
Total current liabilities	192,813		277,037
Operating lease liabilities-non current	4,009		4,252
Total liabilities	¥ 196,822		¥ 281,289